AdvisorOne Funds

Horizon Active Income Fund, a series of the Registrant.

Incorporated herein by reference is the definitive version of the prospectus for the Horizon Active Income Fund pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on October 4, 2013 (SEC Accession No. 0000910472-13-004168).